Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

	Stack Group	Bridge Group
	RMB	RMB
Balance as of January 1, 2021 and 2022	472,883	—
Goodwill acquired (Note 17)	—	33,879
Foreign currency translation adjustment	—	1,557
Balance as of December 31, 2022	472,883	35,436
Balance as of December 31, 2022 (US$)	68,561	5,138